Investments accounted for using the equity method - Summary of Share of Profit or Loss and Other Comprehensive Income of Associates and Joint Ventures (Details) - EUR (€) € in Millions		12 Months Ended
	May 29, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Share of profit/(loss) from investments accounted for using the equity method		€ 68	€ 39	€ 359
Joint ventures
Disclosure of transactions between related parties [line items]
Share of profit/(loss) from investments accounted for using the equity method		74	26	4
Share of other comprehensive income from investments accounted for using the equity method		(2)	(6)	8
Total		72	20	12
Associates
Disclosure of transactions between related parties [line items]
Share of profit/(loss) from investments accounted for using the equity method		(6)	13	355
Share of other comprehensive income from investments accounted for using the equity method		(3)	0	(311)
Total		€ (9)	€ 13	44
Regeneron
Disclosure of transactions between related parties [line items]
Share of profit/(loss) from investments accounted for using the equity method	€ 343			€ 343